Asset Impairments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Asset Held-for-use	$ 552	$ 591	$ 201
Net income (loss) attributable to noncontrolling interests	123	(9)	92
Deferred Income Taxes and Tax Credits	$ 18	$ 309	$ 681